                              500 Boylston Street, Boston, Massachusetts  02116-3741
                              Phone 617-954-5000

                    August 31, 2012

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XV (the “Trust”) (File Nos. 2-96738 and 811-4253) on behalf of MFS® Commodity Strategy Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 49 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on August 27, 2012.

Please call the undersigned at (617) 954-4340 or Amy Nightengale at (617) 954-5169 with any questions you may have.

                    Very truly yours,

                    SUSAN A. PEREIRA
                    Susan A. Pereira
                    Vice President & Senior Counsel

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